property, plant and equipment	6 Months Ended
Jun. 30, 2024
property, plant and equipment
property, plant and equipment
17	property, plant and equipment

	Owned assets						Right-of-use lease assets (Note 19)
		Buildings and	Computer
	Network	leasehold	hardware		Assets under		Network	Real
(millions)	assets	improvements	and other	Land	construction	Total	assets	estate	Other	Total	Total
AT COST
Balance as at January 1, 2024	$37,154	$3,830	$1,842	$83	$689	$43,598	$1,308	$2,386	$116	$3,810	$47,408
Additions	461	14	20	—	424	919	211	175	21	407	1,326
Additions arising from business acquisitions	—	—	1	—	—	1	—	1	—	1	2
Assets under construction put into service	227	21	31	—	(279)	—	—	—	—	—	—
Dispositions, retirements and other	(971)	(96)	(94)	—	—	(1,161)	—	(21)	(19)	(40)	(1,201)
Net foreign exchange differences	2	6	13	—	—	21	—	15	—	15	36
Balance as at June 30, 2024	$36,873	$3,775	$1,813	$83	$834	$43,378	$1,519	$2,556	$118	$4,193	$47,571
ACCUMULATED DEPRECIATION
Balance as at January 1, 2024	$25,254	$2,404	$1,226	$—	$—	$28,884	$172	$1,056	$48	$1,276	$30,160
Depreciation [1]	784	95	98	—	—	977	92	219	10	321	1,298
Dispositions, retirements and other	(986)	(67)	(48)	—	—	(1,101)	(1)	(19)	(11)	(31)	(1,132)
Net foreign exchange differences	2	3	8	—	—	13	—	6	—	6	19
Balance as at June 30, 2024	$25,054	$2,435	$1,284	$—	$—	$28,773	$263	$1,262	$47	$1,572	$30,345
NET BOOK VALUE
Balance as at December 31, 2023	$11,900	$1,426	$616	$83	$689	$14,714	$1,136	$1,330	$68	$2,534	$17,248
Balance as at June 30, 2024	$11,819	$1,340	$529	$83	$834	$14,605	$1,256	$1,294	$71	$2,621	$17,226

1	For six-month periods ended June 30, 2024, depreciation includes $97 in respect of impairment of real estate right-of-use lease assets.

As at June 30, 2024, our contractual commitments for the acquisition of property, plant and equipment totalled $271 million over a period ending December 31, 2027 (December 31, 2023 – $297 million over a period ending December 31, 2027).